Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 139,227	¥ 147,777
Troubled debt restructurings, Post-modification outstanding recorded investment	138,753	146,173
Troubled debt restructurings that subsequently defaulted, Recorded Investment	6,364	20,884
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	37,312	94,584
Troubled debt restructurings, Post-modification outstanding recorded investment	37,312	93,578
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,830	7,048
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	17,057	529
Troubled debt restructurings, Post-modification outstanding recorded investment	17,057	529
Troubled debt restructurings that subsequently defaulted, Recorded Investment	0	8,447
Residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	8,697	13,707
Troubled debt restructurings, Post-modification outstanding recorded investment	8,697	13,707
Troubled debt restructurings that subsequently defaulted, Recorded Investment	95	117
Card
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,408	11,485
Troubled debt restructurings, Post-modification outstanding recorded investment	10,934	10,877
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,410	1,269
MUAH
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	8,216	14,233
Troubled debt restructurings, Post-modification outstanding recorded investment	8,216	14,243
Troubled debt restructurings that subsequently defaulted, Recorded Investment	0	258
Krungsri
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	48,899	8,135
Troubled debt restructurings, Post-modification outstanding recorded investment	48,899	8,135
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,827	2,104
Other
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	7,638	5,104
Troubled debt restructurings, Post-modification outstanding recorded investment	7,638	5,104
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 1,202	¥ 1,641